Financial risk management - Reflection of forward-looking information correlation (Details) - USD ($) $ in Billions		Dec. 31, 2024	Dec. 31, 2023
Upside scenario | 2023.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		2.10%
Private consumption index ( YoY %)	[1],[2],[3]		1.80%
Facility investment growth rate (YoY %)	[1],[2],[3]		(6.40%)
Consumer price index growth rate (%)	[1],[2],[3]		3.20%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 140.0
Government bond 3y yields (%)	[1],[2],[3]		3.70%
Upside scenario | 2024 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		2.20%
Private consumption index ( YoY %)	[1],[2],[3]		1.70%
Facility investment growth rate (YoY %)	[1],[2],[3]		(0.60%)
Consumer price index growth rate (%)	[1],[2],[3]		2.60%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 80.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Upside scenario | 2024 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		2.10%
Private consumption index ( YoY %)	[1],[2],[3]		2.30%
Facility investment growth rate (YoY %)	[1],[2],[3]		(0.20%)
Consumer price index growth rate (%)	[1],[2],[3]		2.40%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 90.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Upside scenario | 2024 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		2.20%
Private consumption index ( YoY %)	[1],[2],[3]		2.50%
Facility investment growth rate (YoY %)	[1],[2],[3]		4.00%
Consumer price index growth rate (%)	[1],[2],[3]		2.10%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 130.0
Government bond 3y yields (%)	[1],[2],[3]		3.30%
Upside scenario | 2024 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.10%	2.10%
Private consumption index ( YoY %)	[1],[2],[3]	1.20%	2.40%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.90%	5.00%
Consumer price index growth rate (%)	[1],[2],[3]	1.60%	1.80%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 220.0	$ 150.0
Government bond 3y yields (%)	[1],[2],[3]	2.80%	3.10%
Upside scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	1.50%
Private consumption index ( YoY %)	[1],[2],[3]	1.60%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.40%
Consumer price index growth rate (%)	[1],[2],[3]	2.20%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 210.0
Government bond 3y yields (%)	[1],[2],[3]	3.10%
Upside scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.40%
Private consumption index ( YoY %)	[1],[2],[3]	2.50%
Facility investment growth rate (YoY %)	[1],[2],[3]	6.50%
Consumer price index growth rate (%)	[1],[2],[3]	2.40%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 190.0
Government bond 3y yields (%)	[1],[2],[3]	3.20%
Upside scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	3.20%
Private consumption index ( YoY %)	[1],[2],[3]	2.60%
Facility investment growth rate (YoY %)	[1],[2],[3]	1.20%
Consumer price index growth rate (%)	[1],[2],[3]	2.40%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 180.0
Government bond 3y yields (%)	[1],[2],[3]	3.20%
Upside scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.80%
Private consumption index ( YoY %)	[1],[2],[3]	2.50%
Facility investment growth rate (YoY %)	[1],[2],[3]	3.50%
Consumer price index growth rate (%)	[1],[2],[3]	2.30%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 200.0
Government bond 3y yields (%)	[1],[2],[3]	3.20%
Central scenario | 2023.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.50%
Private consumption index ( YoY %)	[1],[2],[3]		0.90%
Facility investment growth rate (YoY %)	[1],[2],[3]		(7.50%)
Consumer price index growth rate (%)	[1],[2],[3]		3.40%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 130.0
Government bond 3y yields (%)	[1],[2],[3]		3.70%
Central scenario | 2024 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.60%
Private consumption index ( YoY %)	[1],[2],[3]		0.70%
Facility investment growth rate (YoY %)	[1],[2],[3]		(2.00%)
Consumer price index growth rate (%)	[1],[2],[3]		2.80%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 70.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Central scenario | 2024 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.40%
Private consumption index ( YoY %)	[1],[2],[3]		1.20%
Facility investment growth rate (YoY %)	[1],[2],[3]		(1.70%)
Consumer price index growth rate (%)	[1],[2],[3]		2.80%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 80.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Central scenario | 2024 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.50%
Private consumption index ( YoY %)	[1],[2],[3]		1.40%
Facility investment growth rate (YoY %)	[1],[2],[3]		2.40%
Consumer price index growth rate (%)	[1],[2],[3]		2.50%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 110.0
Government bond 3y yields (%)	[1],[2],[3]		3.50%
Central scenario | 2024 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.10%	1.80%
Private consumption index ( YoY %)	[1],[2],[3]	1.20%	2.00%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.90%	3.90%
Consumer price index growth rate (%)	[1],[2],[3]	1.60%	2.10%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 200.0	$ 140.0
Government bond 3y yields (%)	[1],[2],[3]	2.80%	3.30%
Central scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	1.20%
Private consumption index ( YoY %)	[1],[2],[3]	1.30%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.00%
Consumer price index growth rate (%)	[1],[2],[3]	1.90%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 190.0
Government bond 3y yields (%)	[1],[2],[3]	2.90%
Central scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.00%
Private consumption index ( YoY %)	[1],[2],[3]	2.10%
Facility investment growth rate (YoY %)	[1],[2],[3]	5.80%
Consumer price index growth rate (%)	[1],[2],[3]	2.10%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 170.0
Government bond 3y yields (%)	[1],[2],[3]	2.90%
Central scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.40%
Private consumption index ( YoY %)	[1],[2],[3]	2.00%
Facility investment growth rate (YoY %)	[1],[2],[3]	0.80%
Consumer price index growth rate (%)	[1],[2],[3]	2.10%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 160.0
Government bond 3y yields (%)	[1],[2],[3]	3.00%
Central scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.20%
Private consumption index ( YoY %)	[1],[2],[3]	1.80%
Facility investment growth rate (YoY %)	[1],[2],[3]	2.50%
Consumer price index growth rate (%)	[1],[2],[3]	2.00%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 180.0
Government bond 3y yields (%)	[1],[2],[3]	2.90%
Downside scenario | 2023.4Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.10%
Private consumption index ( YoY %)	[1],[2],[3]		0.40%
Facility investment growth rate (YoY %)	[1],[2],[3]		(8.30%)
Consumer price index growth rate (%)	[1],[2],[3]		3.60%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 120.0
Government bond 3y yields (%)	[1],[2],[3]		3.70%
Downside scenario | 2024 1Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		1.10%
Private consumption index ( YoY %)	[1],[2],[3]		0.00%
Facility investment growth rate (YoY %)	[1],[2],[3]		(3.80%)
Consumer price index growth rate (%)	[1],[2],[3]		3.20%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 60.0
Government bond 3y yields (%)	[1],[2],[3]		3.70%
Downside scenario | 2024 2Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		0.80%
Private consumption index ( YoY %)	[1],[2],[3]		0.30%
Facility investment growth rate (YoY %)	[1],[2],[3]		(4.00%)
Consumer price index growth rate (%)	[1],[2],[3]		3.20%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 70.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Downside scenario | 2024 3Q
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]		0.90%
Private consumption index ( YoY %)	[1],[2],[3]		0.60%
Facility investment growth rate (YoY %)	[1],[2],[3]		0.20%
Consumer price index growth rate (%)	[1],[2],[3]		3.00%
Balance on current account (100 million dollars)	[1],[2],[3]		$ 100.0
Government bond 3y yields (%)	[1],[2],[3]		3.60%
Downside scenario | 2024 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	2.10%	1.20%
Private consumption index ( YoY %)	[1],[2],[3]	1.20%	1.00%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.90%	1.40%
Consumer price index growth rate (%)	[1],[2],[3]	1.60%	2.70%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 170.0	$ 120.0
Government bond 3y yields (%)	[1],[2],[3]	2.80%	3.60%
Downside scenario | 2025 Q1
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	0.80%
Private consumption index ( YoY %)	[1],[2],[3]	0.90%
Facility investment growth rate (YoY %)	[1],[2],[3]	2.80%
Consumer price index growth rate (%)	[1],[2],[3]	1.60%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 160.0
Government bond 3y yields (%)	[1],[2],[3]	2.80%
Downside scenario | 2025 Q2
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	1.40%
Private consumption index ( YoY %)	[1],[2],[3]	1.50%
Facility investment growth rate (YoY %)	[1],[2],[3]	4.50%
Consumer price index growth rate (%)	[1],[2],[3]	1.80%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 140.0
Government bond 3y yields (%)	[1],[2],[3]	2.70%
Downside scenario | 2025 Q3
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	1.70%
Private consumption index ( YoY %)	[1],[2],[3]	1.10%
Facility investment growth rate (YoY %)	[1],[2],[3]	0.20%
Consumer price index growth rate (%)	[1],[2],[3]	1.80%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 120.0
Government bond 3y yields (%)	[1],[2],[3]	2.40%
Downside scenario | 2025 Q4
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[3]	1.00%
Private consumption index ( YoY %)	[1],[2],[3]	0.60%
Facility investment growth rate (YoY %)	[1],[2],[3]	1.30%
Consumer price index growth rate (%)	[1],[2],[3]	1.70%
Balance on current account (100 million dollars)	[1],[2],[3]	$ 130.0
Government bond 3y yields (%)	[1],[2],[3]	2.20%
Worst Scenario
Reflection of forward-looking information [Line Items]
GDP growth rate (YoY %)	[1],[2],[4]	(5.10%)	(5.10%)
Private consumption index ( YoY %)	[1],[2],[4]	(11.90%)	(11.90%)
Facility investment growth rate (YoY %)	[1],[2],[4]	(38.60%)	(38.60%)
Consumer price index growth rate (%)	[1],[2],[4]	7.50%	7.50%
Balance on current account (100 million dollars)	[1],[2],[4]	$ 401.1	$ 401.1
Government bond 3y yields (%)	[1],[2],[4]	6.18%	6.70%

[1]	As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the private consumption rate and CPI increase rate, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.
[2]	Considering the default forecast period, the Group reflected the future economic outlook.
[3]	The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.
[4]	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.